ING

                                             May 1, 2003

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


          Re:  Separate Account NY-B of ReliaStar Life
               Insurance Company of New York
               EDGAR CIK: 0001027285
               File Nos. 333-85618, 811-07935
               Certification pursuant to Rule 497(j)
               of the Securities Act of 1933, as amended (the "Securities Act")
               ---------------------------------------------------------------

Ladies and Gentlemen:

     Please be advised that in lieu of filing a copy of the SmartDesign VARIABLE ANNUITY-NY prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act for certain deferred combination variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the Securities Act:

     (1) The form of the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the most recent registration statement or amendment, and

     (2) The text of the most recent registration statement or amendment has been filed electronically.

     If you have any questions, comments, or need more information, please do not hesitate to contact the undersigned at (610) 425-4139.


                              Sincerely,


                              /s/ Linda E. Senker
                              -----------------------
                              Linda E. Senker
                              Counsel




1475 Dunwoody Drive
West Chester, PA  19380-1478    Issued by ReliaStar Life
                                Insurance Company of New York

                                Tel:  (610) 425-4139
                                Fax:  (610) 425-3520